SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Jan. 01, 2022	Nov. 30, 2019
Significant Accounting Policies [Line Items]
Intangible assets, amortization method	straight-line method
Accumulated other comprehensive income (loss), currency forward and option, net of tax	$ 2,670	$ (3,138)
Accumulated other comprehensive income (loss), currency forward and option, net of tax	$ 364	(428)
Percentage Of Severance Benefits Covered By Contributory Funded Contract Type Corporate Pension Plans	8.33%
Severance expenses	$ 8,447	7,836	$ 6,368
Maximum annual contribution per employee	not greater than $22.5 per year
Defined contribution plan, employer matching contribution, percent of employees' gross pay	100.00%
Maximum employer's annual contribution per employee	$ 13,200
Matching contribution expense	6,575	5,629	4,386
Marketing expenses	35,625	34,438	27,504
Retained earnings	(33,196)	33,308
Aggregate amount of the transaction price allocated to remaining performance obligation	$ 972,000
Revenue remaining performance obligations percentage	60.00%
Prepaid expenses and other current assets	$ 31,550	22,482
Other long-term assets	214,816	217,040
Deposits in other long-term assets	5,131	4,881
Accrued severance payable liability	8,337	7,769
Amortization of deferred contract costs	56,071	45,254
Issuance costs attributable to liability				$ 12,900
Issuance costs attributable to equity components				$ 2,000
Unbilled Contracts Receivable Non Current	1,000	928
Unbilled receivables	20,194	10,318
Recognized deferred revenues	318,662
Additional paid-in capital	827,260	660,289
Equity securities without readily determinable fair value, Amount	3,566	3,824
Net unrealized gains, related to revaluation of investments in privately held companies	1,313	324
Net realized gains, related to selling of investments in privately held companies	1,444	0
Impairment	2,067
ASU 2020-06 (Member)
Significant Accounting Policies [Line Items]
Retained earnings					$ 26,602
Additional paid-in capital					65,932
Increase of convertible senior notes					46,270
Decrease of deferred tax liabilities					$ 6,940
Decrease in financial expenses	$ 14,796	$ 14,812
Decrease basic and diluted net loss per share related to adoption of ASU 2020-06	$ 0.36	$ 0.36
Convertible Senior Note [Member]
Significant Accounting Policies [Line Items]
Effective interest rate				3.50%		0.00%
USD deposits [Member]
Significant Accounting Policies [Line Items]
Weighted average rate, deposit short term	6.40%	5.30%
NIS deposits [Member]
Significant Accounting Policies [Line Items]
Weighted average rate, deposit short term	4.70%	2.80%
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	$ 696	$ 1,713
Other long-term assets	$ 166,733	138,907
First Three Percent Pay Contribution [Member]
Significant Accounting Policies [Line Items]
Defined contribution plan, employer matching contribution, percent of match	100.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
Next Two Percent Contribution [Member]
Significant Accounting Policies [Line Items]
Defined contribution plan, employer matching contribution, percent of match	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	2.00%
Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 30
Minimum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	2 years
Minimum [Member] | Software [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	12 years
Maximum [Member] | Software [Member]
Significant Accounting Policies [Line Items]
Useful Life Of Finite Lived Intangible Asset	5 years
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 58,519
Fair value of derivative asset	6	72
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	996	1,388
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Financial Income Expenses Hedging Transaction	(1,051)	2,281	$ 2,099
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	3,074	49
fair value of derivative instruments liabilities	40	$ 3,616
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Notional amounts	$ 70,953